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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         OAKMONT CORPORATION
                 -------------------------------
   Address:      865 S. Figueroa St., Suite 700
                 -------------------------------
                 Los Angeles, CA 90067
                 -------------------------------

Form 13F File Number: 28-04326
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Miller
         -------------------------------
Title:   SVP, Legal and Finance
         -------------------------------
Phone:   (213) 891-6300
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Robert Miller       Los Angeles, California   May 14, 2008
   ----------------------------  -----------------------   ------------
           [Signature]                [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   14
                                        --------------------

Form 13F Information Table Value Total:              409,502
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1          28-10954                    Peak Investments LLC
    ------        ----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                                                                                              VOTING AUTHORITY
                                                       VALUE    SHRS OR    SH/   PUT/  INVESTMENT   OTHER    -------------------
NAME OF ISSUER            TITLE OF CLASS    CUSIP    (X$1000)   PRN AMT    PRN   CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
-----------------------   --------------  ---------  --------  ----------  ----  ----  ----------  --------  ----   ------  ----
AMERICA MOVIL - ADR
 SERIES L                 Spon ADR L Shs  02364W105    23,914     375,480   SH           Other        1             Shared
DEERE & COMPANY               Common      244199105    18,659     231,962   SH           Other        1             Shared
DELPHI FINANCIAL
 GROUP, INC.                  Common      247131105    14,876     508,914   SH           Other        1             Shared
ENCANA CORP                   Common      292505104    38,430     507,330   SH           Other        1             Shared
FREEPORT MCMORAN
 COPPER & GOLD CL B           Common      35671D857   156,411   1,625,554   SH           Other        1             Shared
LUNDIN MINING
 CORPORATION                  Common      550372106    10,720   1,571,086   SH           Other        1             Shared
MCMORAN EXPLORATION CO        Common      582411104    76,220   4,408,357   SH           Other        1             Shared
MCMORAN EXPLORATION CO      NOTE 6.00%    582411AB0     3,382   2,750,000  PRN           Other        1             Shared
PETROLEO BRASILEIRO SA       Spon ADR     71654V408       521       5,105   SH           Other        1             Shared
SEI INVESTMENTS CO            Common      784117103     2,724     110,340   SH           Other        1             Shared
SIRIUS SATELLITE
 RADIO INC.                   Common      82966U103       335     117,000   SH           Other        1             Shared
STATE STREET
 CORPORATION                  Common      857477103    33,689     426,449   SH           Other        1             Shared
STRATUS PROPERTIES INC        Common      863167201     2,449      83,109   SH           Other        1             Shared
TRANSOCEAN INC NEW            Common      G90073100    27,172     200,969   SH           Other        1             Shared
                                                     --------
                                                      409,502
                                                     --------

Reporting Manager: Oakmont Corporation